CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Comprehensive loss	$ (97,744)	$ (76,173)	$ (42,304)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	10,212	4,202	3,027
Depreciation	1,914	1,710	997
Amortization and impairment of intangible assets	16,235	7,035	216
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase	5,366	6,032
Fair value adjustments on derivative financial instruments			(344)
Fair value (gains) losses on financial assets at fair value through profit or loss	5	94	(27)
Exchange differences and revaluation of bank deposits	118	101	24
Total adjustments in respect of income and expenses not involving cash flow	33,850	19,174	3,893
Changes in assets and liability items:
Increase in trade receivables	(3,021)	(27,439)	(258)
Decrease (increase) in prepaid expenses and other receivables	860	(3,277)	(368)
Increase in inventories	(8,285)	(4,644)	(1,113)
Increase in accounts payable	111	7,369	860
Increase (decrease) in accrued expenses and other liabilities	(3,186)	19,335	(2,726)
Increase in allowance for deductions from revenue	12,368	17,076	1,267
Total changes in assets and liability items	(1,153)	8,420	(2,338)
Net cash used in operating activities	(65,047)	(48,579)	(40,749)
INVESTING ACTIVITIES:
Purchase of fixed assets	(115)	(406)	(168)
Purchase of intangible assets		(53,368)	(35)
Change in investment in current bank deposits	(8,500)	10,200	(2,069)
Purchase of financial assets at fair value through profit or loss			(4,325)
Proceeds from sale of financial assets at fair value through profit or loss	475	7,925	11,761
Net cash provided by (used in) investing activities	(8,140)	(35,649)	5,164
FINANCING ACTIVITIES:
Proceeds from long-term borrowing, net of transaction costs		78,061
Proceeds from issuance of ordinary shares, net of issuance costs	78,536	23,867	36,300
Exercise of options into ordinary shares	4,006	52	5
Repayment of payable in respect of intangible asset purchase	(7,397)
Increase in restricted cash		(20,000)
Decrease in restricted cash		4,000
Payment of principal with respect to lease liabilities	(1,683)	(1,610)	(796)
Net cash provided by financing activities	73,462	84,370	35,509
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	275	142	(76)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(96)	130	94
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	29,295	29,023	29,005
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	29,474	29,295	29,023
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	47	414	753
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	11,280	6,654	251
Acquisition of right-of-use assets by means of lease liabilities	$ 303	2,930	2,805
Purchase of intangible assets posted as payable		24,619
Purchase of an intangible asset in consideration for issuance of shares		$ 1,914	$ 11,788